CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity (Deficit):
CAPITAL STOCK

NOTE 4 – CAPITAL STOCK

Capital Stock

The Company’s authorized capital stock consists of 5,000,000,000 shares of common stock at $0.0001 par value per share and 100,000,000 shares of Preferred Stock at $0.0001 par value per share. The Company has designated 60,000,000 shares of Preferred Stock as Class A Convertible Preferred Stock (the “Class A Preferred Stock”). The remaining 40,000,000 of Preferred Stock remains undesignated.

Common Stock

The holders of common stock are entitled to one vote for each share held. The affirmative vote of a majority of votes cast at a meeting which commences with a lawful quorum is sufficient for approval of most matters upon which shareholders may or must vote, including the questions presented for approval or ratification at the Company’s Annual Shareholders’ Meeting. An amendment of the Company’s Articles of Incorporation, however, requires the affirmative vote of a majority of the Company’s total voting power for approval. Common shares do not carry cumulative voting rights, and holders of more than 50% of the common stock have the power to elect all directors and, as a practical matter, to control the Company. Holders of common stock are not entitled to preemptive rights, and the common stock may only be redeemed at the Company’s election.

Preferred Stock

As of March 31, 2023, the Company has 56,432,595 shares of Class A Preferred Stock outstanding, of which 31,092,595 shares are held by the Company’s CEO. The former officers and directors of Singlepoint hold the remaining shares of the Class A Preferred Stock.

The Class A Preferred Stock has the following material rights and preferences (as is more fully set forth in the Certificate of Designation of the Class A Preferred Stock).

During the quarter ended March 31, 2023, a total of 202,405 shares of Class A Preferred Stock were converted to 5,060,125 common shares.

Ranking

The Class A Preferred Stock ranks, as to dividends and upon liquidation, senior and prior to the Common Stock of the Company.

Liquidation

In the event of liquidation, dissolution or winding up of the Company, the holders of the Class A Preferred Stock are entitled, out of the assets of the Company legally available for distribution, to receive, before any payment to the holders of shares of Common Stock or any other class or series of stock ranking junior, and amount per share equal to $1.00.

Voting

Each share of Class A Preferred Stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company.

Conversion

Each share of our Class A Preferred Stock is convertible into Common Stock on a one-for-25 basis at the option of the holder.

NOTE 4 – CAPITAL STOCK

Capital Stock

The Company’s authorized capital stock consists of 5,000,000,000 shares of common stock at $0.0001 par value per share and 100,000,000 shares of Preferred Stock at $0.0001 par value per share. The Company has designated 60,000,000 shares of Preferred Stock as Class A Convertible Preferred Stock (the “Class A Preferred Stock”). The remaining 40,000,000 of Preferred Stock remains undesignated.

Common Stock

The holders of common stock are entitled to one vote for each share held. The affirmative vote of a majority of votes cast at a meeting which commences with a lawful quorum is sufficient for approval of most matters upon which shareholders may or must vote, including the questions presented for approval or ratification at the Company’s Annual Shareholders’ Meeting. An amendment of the Company’s Articles of Incorporation, however, requires the affirmative vote of a majority of the Company’s total voting power for approval. Common shares do not carry cumulative voting rights, and holders of more than 50% of the common stock have the power to elect all directors and, as a practical matter, to control the Company. Holders of common stock are not entitled to preemptive rights, and the common stock may only be redeemed at the Company’s election.

Preferred Stock

As of December 31, 2022 and 2021, the Company has 56,635,000 shares of Class A Preferred Stock outstanding, of which 31,230,000 shares are held by the Company’s CEO. The former officers and directors of Singlepoint hold the remaining outstanding shares of Class A Preferred Stock.

The Class A Preferred Stock has the following material rights and preferences (as are more fully set forth in the Certificate of Designation of the Class A Preferred Stock).

Ranking

The Class A Preferred Stock ranks, as to dividends and upon liquidation, senior and prior to the common stock of the Company.

Liquidation

In the event of liquidation, dissolution or winding up of the Company, the holders of the Class A Preferred Stock are entitled, out of the assets of the Company legally available for distribution, to receive, before any payment to the holders of shares of common stock or any other class or series of stock ranking junior, an amount per share equal to $1.00.

Voting

Each share of Class A Preferred Stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company.

Conversion

Each share of our Class A Preferred Stock is convertible into common stock on a one-for-25 basis at the option of the holder.